DEBT (Details) (USD $)	3 Months Ended		6 Months Ended			6 Months Ended		6 Months Ended					6 Months Ended											6 Months Ended					6 Months Ended			6 Months Ended									6 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 27, 2013	Jun. 27, 2014 ABL Facility [Member]	Dec. 27, 2013 ABL Facility [Member]	Jun. 27, 2014 Term Loan Facility [Member]		Mar. 17, 2014 Term Loan Facility [Member]	Dec. 27, 2013 Term Loan Facility [Member]		Jun. 27, 2014 OpCo Notes [Member]		Mar. 17, 2014 OpCo Notes [Member]	Dec. 27, 2013 OpCo Notes [Member]		Jun. 27, 2014 HoldCo Notes [Member]	Dec. 27, 2013 HoldCo Notes [Member]	Jun. 27, 2014 Line of Credit [Member] ABL Facility [Member]	Dec. 27, 2013 Line of Credit [Member] ABL Facility [Member]	Jun. 27, 2014 Interest Rate, Cash Interest [Member] HoldCo Notes [Member]	Jun. 27, 2014 Interest Rate, Paid In Kind Interest [Member] HoldCo Notes [Member]	Jun. 27, 2014 Eurodollar [Member] ABL Facility [Member]	Jun. 27, 2014 Alternate Base Rate [Member] ABL Facility [Member]	Jun. 27, 2014 Category 1 [Member] Eurodollar [Member] ABL Facility [Member]	Jun. 27, 2014 Category 1 [Member] Alternate Base Rate [Member] ABL Facility [Member]	Jun. 27, 2014 Category 2 [Member] ABL Facility [Member]	Jun. 27, 2014 Category 2 [Member] Eurodollar [Member] ABL Facility [Member]	Jun. 27, 2014 Category 2 [Member] Alternate Base Rate [Member] ABL Facility [Member]	Jun. 27, 2014 Category 3 [Member] ABL Facility [Member]	Jun. 27, 2014 Category 3 [Member] Eurodollar [Member] ABL Facility [Member]	Jun. 27, 2014 Category 3 [Member] Alternate Base Rate [Member] ABL Facility [Member]	Jun. 27, 2014 LIBOR [Member] Term Loan Facility [Member]	Jun. 27, 2014 Eurodollar [Member] Term Loan Facility [Member]	Jun. 27, 2014 Base Rate [Member] Term Loan Facility [Member]	Jun. 27, 2014 Maximum [Member] ABL Facility [Member]	Jun. 27, 2014 Maximum [Member] Term Loan Facility [Member]	Jun. 27, 2014 Maximum [Member] Category 2 [Member]	Jun. 27, 2014 Maximum [Member] Category 3 [Member]	Jun. 27, 2014 Minimum [Member] ABL Facility [Member]	Jun. 27, 2014 Minimum [Member] Term Loan Facility [Member]	Jun. 27, 2014 Minimum [Member] Category 1 [Member]	Jun. 27, 2014 Minimum [Member] Category 2 [Member]
Debt Instrument [Line Items]
Total debt	$ 803,286,000		$ 803,286,000		$ 798,347,000			$ 348,286,000	[1],[2]		$ 0	[1],[2]	$ 0	[1],[3]		$ 318,347,000	[1],[3]	$ 365,000,000	$ 365,000,000	$ 90,000,000	$ 115,000,000
Less: Current portion	3,500,000		3,500,000		0
Long-term debt	799,786,000		799,786,000		798,347,000
Unamortized original issue discount								800,000
Unamortized fair value premium																18,300,000
Line of credit facility, remaining borrowing capacity						174,500,000	145,800,000
Letters of credit outstanding, amount						10,500,000	10,500,000
Debt, face amount										350,000,000
Debt, stated interest rate															7.50%							10.00%	10.75%
Loss on extinguishment of debt, net	(19,000)	0	(4,172,000)	0
Loss on extinguishment of debt, consent solicitation, tender premium, call premium and related transaction costs			(18,510,000)	0
Loss on extinguishment of debt, non-cash benefit, total			(14,338,000)
Loss on extinguishment of debt, non-cash benefit, write-off of unamortized fair value premium			(17,803,000)	0									(17,803,000)
Loss on extinguishment of debt, non-cash benefit, write-off of unamortized deferred debt financing costs			3,465,000	0
Payments of Debt Issuance Costs			8,024,000	178,000
Debt covenant, pro forma interest coverage ratio						2.00		2.00
Debt covenant, pro forma total leverage ratio						6.50		6.50
Debt covenant, first lien leverage ratio						3.75		3.75																														3				2.75
Debt instrument, description of variable rate basis																								LIBOR										LIBOR
Debt instrument, basis spread on variable rate																								1.50%	0.50%	1.25%	0.25%		1.50%	0.50%		1.75%	0.75%	3.00%		2.00%
Debt instrument, interest rate, general reduction						0.25%
Line of credit facility, maximum borrowing capacity																																							150,000,000	75,000,000			150,000,000	75,000,000
Line of credit facility, interest rate, step-down																												0.25%			0.25%
Fixed charge ratio, minimum over four fiscal quarters to qualify for step-down						1.75
Debt instrument, interest rate at period end																								1.69%	3.75%									4.00%		5.25%
Line of credit facility, unused capacity, commitment fee percentage																																					0.375%				0.25%
Line of credit facility, utilization, percentage of aggregate commitments						25.00%
Debt instrument, additional borrowing capacity, incremental								$ 100,000,000
Debt instrument, additional borrowing capacity, incremental, maximum first lien leverage ratio requirement								3.75
Debt instrument, maturity date, minimum days prior to maturity of HoldCo Notes								91 days
Debt instrument, interest rate, effective percentage rate range, minimum																																			1.00%	2.00%
Debt instrument, closing fee, percentage of principal								0.25%
Debt instrument, minimum prepayment premium for six months following the closing date								1.00%
Debt instrument, annual principal payment, percentage of original principal								0.25%
Debt instrument, repayment terms, use of excess cash flows, percentage, threshold 1								50.00%
Debt instrument, repayment terms, use of excess cash flows, percentage, threshold 2								25.00%
Debt instrument, repayment terms, use of excess cash flows, percentage, threshold 3								0.00%

[1]	In March of 2014, Interline New Jersey entered into the Term Loan Facility and used a portion of the proceeds to finance the redemption of the OpCo Notes and discharge its remaining obligations thereunder.
[2]	As of June 27, 2014, the Term Loan Facility included an unamortized original issue discount of $0.8 million.
[3]	As of December 27, 2013, the OpCo notes included an unamortized fair value premium of $18.3 million recorded as a result of the Merger. On March 26, 2014, Interline New Jersey discharged its remaining obligations under the OpCo Notes.